CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Revenues	$ 10,000
Cost of revenues	350
Gross profit	9,650
Operating expenses:
Research and development expenses	15,095	13,793
Marketing and business development expenses	697	609
General and administrative expenses	4,077	3,638
Total operating expenses	19,869	18,040
Operating loss	(10,219)	(18,040)
Financial and other income, net	130	155
Loss before taxes on income	(10,089)	(17,885)
Taxes on income
Net loss	$ (10,089)	$ (17,885)
Basic and diluted net loss per share	$ (0.19)	$ (0.35)
Other comprehensive loss:
Unrealized gain arising during the period from foreign currency derivative contracts		$ 477
Realized gain arising during the period from foreign currency derivative contracts	(17)	(158)
Total comprehensive loss	$ (10,106)	$ (17,566)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share	52,149,380	51,131,538